Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Investments
Investments

7. Investments

	Marketable securities	Non-marketable securities	Available for sale securities	Other	Total
Balance, December 31, 2021	$860,496	$591,545	$1,048,028	$-	$2,500,069
Acquired in the period	-	-	200,000	150,000	350,000
Interest income	-	-	60,000	-	60,000
Change in fair value	(421,974)	-	-	-	(421,974)
Balance, September 30, 2022	$438,522	$591,545	$1,308,028	$150,000	$2,488,095

8. Investments at fair value through profit or loss

	Level 1	Level 3	Total
Balance, January 1, 2021	$-	$-	$-
Acquired in the period	2,159,514	1,000,000	3,159,514
Change in fair value	(1,299,018)	48,028	(1,250,990)

Balance, December 31, 2021	$860,496	$1,048,028	$1,908,524

Level 1 – Refer to Note 26 for further details.

Level 3 – The Company determines the fair value of level 3 investments based on an appropriate equity pricing model that takes into account the investee’s dividends policy and its historical and expected future performance based on an appropriate growth factor for a similar listed entity and a risk adjusted discount rate.